Equity	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
Equity

Note 18 – Equity

Ordinary shares issuances

On November 30, 2017, 10,000,000 ordinary shares of the Company were issued to the Participating Shareholders in connection with the restructuring of the Company. The financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On May 18, 2018, the Company's Board of Directors approved a 10-for-1 forward stock split. Upon completion of the split, 1,000,000 authorized but unissued ordinary shares are re-designated as preferred shares with par value of $0.001. All shares and per share amounts in the consolidated financial statements have been retroactively restated to reflect the stock split and re-designation of shares.

On December 27, 2018, the Company successfully closed its initial public offering ("IPO") and sold an aggregate of 1,507,558 ordinary shares at a price to the public of $6.0 per share for total gross proceeds of $9.05 million before expenses and underwriting commissions, netting approximately $8.03 million.

Restricted net assets

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Puhui WFOE, Puhui Beijing and its fully owned subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Puhui WFOE, Puhui Beijing and its wholly owned subsidiaries.

Puhui WFOE, Puhui Beijing and its wholly owned subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Puhui WFOE, Puhui Beijing and its wholly owned subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As of June 30, 2020 and June 30, 2019, no statutory reserve has been attributed by Puhui WFOE, Puhui Beijing and its wholly owned subsidiaries.

As a result of the foregoing restrictions, Puhui WFOE, Puhui Beijing and its wholly owned subsidiaries are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Puhui WFOE, Puhui Beijing and its wholly owned subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2020 and June 30, 2019, amounts restricted are the net assets of Puhui WFOE, Puhui Beijing and its wholly owned subsidiaries, which amounted to $7,280,340 and $11,808,072, respectively.

Employee Stock Compensation

The Puhui Wealth Investment Management Co., Ltd. 2018 Equity Incentive Plan ("Incentive Plan") was approved by the board of directors on June 15, 2018 by unanimous written consent. The Incentive Plan, which will be administered by the Compensation Committee of the Company's Board of Directors, allows for awards up to a maximum of 1,500,000 restricted ordinary shares. Under the Incentive Plan, the Compensation Committee may grant ordinary shares to directors, officers, managers, employees, consultants and advisors of the Company or affiliates; provided, that the Compensation Committee may not grant to any one person in any one calendar year awards for more than 150,000 ordinary share in the aggregate. No shares have been granted as of the date of this report.